Convertible Notes Payable (Details Textual) (USD $)	0 Months Ended			1 Months Ended									2 Months Ended	3 Months Ended		4 Months Ended			9 Months Ended		12 Months Ended			40 Months Ended	49 Months Ended
	Aug. 26, 2013	Apr. 03, 2013	Jan. 13, 2013	Aug. 31, 2013	Sep. 30, 2012	Sep. 30, 2011	Jul. 31, 2011	Mar. 31, 2011	Feb. 28, 2011	Jan. 31, 2011	Jul. 31, 2010	Jun. 30, 2010	Jun. 30, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2009	Jun. 11, 2013	Dec. 31, 2009	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2013	Sep. 14, 2012	Jul. 30, 2010
Notes Payable (Textual)
Number of common shares issued in notes conversion						4,300,000	5,000,000	21,776,544		32,000	80,000	40,000	1,600,000
Unsecured convertible note payable																					$ 296,000			$ 396,000
Interest rate on convertible notes payable					12.00%																6.00%
Maturity date of convertible notes		Nov. 03, 2013		Aug. 11, 2016	Mar. 31, 2013														Jun. 12, 2013		Jun. 12, 2013
Conversion price of notes				$ 0.50								$ 0.125		$ 1.00					$ 1.00		$ 1.00			$ 1.00	$ 1.00	$ 1.00	$ 0.125
Convertible note repayment description				The Company's common stock and issue 330,000 warrants exercisable at $2.25 per share which vest immediately and expire on August 11, 2016.
Fair value of warrants estimated				492,063										26,925					26,925		26,925			26,925	26,925
Expected volatility	138.00%			137.00%															109.00%		109.00%
Discount rate																					0.14%
Expected life	3 years			3 years															2 years		1 year
Dividend yield	0.00%			0.00%															0.00%		0.00%
Amortization expense relating to the debt discount																			126,783		103,441	36,385		139,826	266,609
Notes amount converted into common shares						10,750	12,500	50,000		4,000	10,000	5,000	4,000
Accrued interest on notes								4,441											56
Stock issuance costs			242,000														287,000		756,695		2,409,524	1,872,820
Interest rate on notes payable														4.75%					4.75%		4.75%			4.75%	4.75%
Interest expense, net														16,729	6,467				38,213	7,009	9,278	18,500		63,998	102,211
Reverse stock split, Description								1:50	1:50							1:50		1:50					1:50
Gain/(loss) on change in fair value of the derivative								2,701,894
Derivative liability at fair value								0
Notes payable minimum monthly payment inclusive of interest																					1,216
Notes payable monthly payment description																			Minimum monthly payments, inclusive of interest, of $1,216 commencing in May 2012.		Minimum monthly payments, inclusive of interest, of $1,216 commencing in May 2012.
Convertible note issued on September 14, 2012 [Member]
Notes Payable (Textual)
Unsecured convertible note payable																			65,000		65,000
Interest rate on convertible notes payable																			12.00%		12.00%
Maturity date of convertible notes																			Jun. 14, 2013		Mar. 14, 2013
Conversion price of notes														$ 1					$ 1		$ 1			$ 1	$ 1
Fair value of warrants estimated														30,934					30,934		30,934			30,934	30,934
Common stock at the fixed rate														$ 1					$ 1		$ 1			$ 1	$ 1
Expected volatility																			222.00%		131.00%
Discount rate																					0.18%
Expected life																			2 years		1 year
Dividend yield																			0.00%		0.00%
Convertible note fair value of beneficial conversion feature																			32,884		32,884
Aggregate debt discount														63,818					63,818		63,818			63,818	63,818
Unamortized debt discount														2,284					2,284		18,523			18,523	2,284
Option issuance of warrant to a shareholder/Chief Executive Officer to purchase share																					65,000
Convertible note issued on October 10, 2012 [Member]
Notes Payable (Textual)
Unsecured convertible note payable																					100,000
Interest rate on convertible notes payable																			12.00%		12.00%
Maturity date of convertible notes																			Apr. 10, 2013		Apr. 10, 2013
Conversion price of notes														$ 1					$ 1		$ 1			$ 1	$ 1
Future minimum principal payments due annually														25,000					25,000		25,000			25,000	25,000
Convertible note repayment description																			The noteholder is entitled to be repaid $25,000 for every $1,000,000 raised in equity by Company		The noteholder is entitled to be repaid $25,000 for every $1,000,000 raised in equity by the Company.
Fair value of warrants estimated														54,464					54,464		54,464			54,464	54,464
Common stock at the fixed rate														$ 1					$ 1		$ 1.00			$ 1.00	$ 1
Expected volatility																			182.00%		182.00%
Discount rate																					0.23%
Expected life																			3 years		1 year 6 months
Dividend yield																			0.00%		0.00%
Convertible note fair value of beneficial conversion feature																			45,536		45,536
Aggregate debt discount														100,000					100,000		100,000			100,000	100,000
Amortization expense relating to the debt discount																					54,945
Unamortized debt discount																					54,945			54,945
Option issuance of warrant to a shareholder/Chief Executive Officer to purchase share																					100,000
Convertible note issued on October 12, 2012 [Member]
Notes Payable (Textual)
Unsecured convertible note payable																					50,000
Interest rate on convertible notes payable																			12.00%		12.00%
Maturity date of convertible notes																			Apr. 12, 2013		Apr. 12, 2013
Conversion price of notes														$ 1					$ 1		$ 1			$ 1	$ 1
Future minimum principal payments due annually														25,000					25,000		25,000			25,000	25,000
Convertible note repayment description																			The noteholder is entitled to be repaid $25,000 for every $1,000,000 raised in equity by Company		The noteholder is entitled to be repaid $25,000 for every $1,000,000 raised in equity by the Company
Fair value of warrants estimated														27,938					27,938		27,938			27,938	27,938
Common stock at the fixed rate														$ 1					$ 1		$ 1			$ 1	$ 1
Expected volatility																			181.00%		181.00%
Discount rate																					0.23%
Expected life																			3 years		1 year 6 months
Dividend yield																			0.00%		0.00%
Convertible note fair value of beneficial conversion feature																					22,062
Aggregate debt discount														22,062					22,062		50,000			50,000	22,062
Amortization expense relating to the debt discount																					28,022
Unamortized debt discount														50,000					50,000		28,022			28,022	50,000
Option issuance of warrant to a shareholder/Chief Executive Officer to purchase share																					50,000
Convertible Note Issued on December 3, 2012, [Member]
Notes Payable (Textual)
Unsecured convertible note payable																			20,000		20,000
Interest rate on convertible notes payable																			12.00%		12.00%
Maturity date of convertible notes																			Jun. 13, 2013		Jun. 03, 2013
Conversion price of notes														$ 1					$ 1		$ 1			$ 1	$ 1
Fair value of warrants estimated														10,049					10,049		10,049			10,049	10,049
Common stock at the fixed rate														$ 1					$ 1		$ 1			$ 1	$ 1
Expected volatility																			124.00%		124.00%
Discount rate																					0.18%
Expected life																			2 years		1 year
Dividend yield																			0.00%		0.00%
Convertible note fair value of beneficial conversion feature																			9,951		9,951
Aggregate debt discount														20,000					20,000		20,000			20,000	20,000
Unamortized debt discount														9,891					9,891		16,923			16,923	9,891
Option issuance of warrant to a shareholder/Chief Executive Officer to purchase share																					20,000
Convertible Note Issued On December 12, 2012 [Member]
Notes Payable (Textual)
Unsecured convertible note payable																			56,000		56,000
Interest rate on convertible notes payable																			12.00%		12.00%
Maturity date of convertible notes																			Jun. 12, 2013		Jun. 12, 2013
Conversion price of notes														$ 1					$ 1		$ 1			$ 1	$ 1
Fair value of warrants estimated														26,925					26,925		26,925			26,925	26,925
Common stock at the fixed rate														$ 1					$ 1		$ 1			$ 1	$ 1
Expected volatility																			109.00%		109.00%
Discount rate																					0.14%
Expected life																			2 years		1 year
Dividend yield																			0.00%		0.00%
Convertible note fair value of beneficial conversion feature																			29,075		29,075
Aggregate debt discount														56,000					56,000		56,000			56,000	56,000
Unamortized debt discount														30,462					30,462		50,154			50,154	30,462
Option issuance of warrant to a shareholder/Chief Executive Officer to purchase share																					56,000
Convertible Note Issued On December 28, 2012 [Member]
Notes Payable (Textual)
Unsecured convertible note payable																			5,000		5,000
Interest rate on convertible notes payable																			12.00%		12.00%
Maturity date of convertible notes																			Jan. 28, 2013		Jun. 28, 2013
Conversion price of notes														$ 1					$ 1		$ 1			$ 1	$ 1
Fair value of warrants estimated														2,160					2,160		2,160			2,160	2,160
Common stock at the fixed rate														$ 1					$ 1		$ 1			$ 1	$ 1
Expected volatility																			107.00%		107.00%
Discount rate																					0.15%
Expected life																			2 years		1 year
Dividend yield																			0.00%		0.00%
Convertible note fair value of beneficial conversion feature																			2,840		2,840
Aggregate debt discount														5,000					5,000		5,000			5,000	5,000
Amortization expense relating to the debt discount																					103,442	36,385
Unamortized debt discount														4,064					4,064		4,918			4,918	4,064
Accrued interest on notes																			$ 56
Option issuance of warrant to a shareholder/Chief Executive Officer to purchase share																					5,000